Note 5 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment, Gross	$ 772,622	$ 734,432
Less: accumulated depreciation	(467,606)	(433,220)
Property, plant and equipment, net	305,016	301,212
Land and Land Improvements [Member]
Property, Plant and Equipment, Gross	49,627	46,978
Building and Building Improvements [Member]
Property, Plant and Equipment, Gross	236,141	214,110
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	457,433	421,067
Office Furniture, Vehicles and Computer Software [Member]
Property, Plant and Equipment, Gross	14,971	11,738
Construction in Progress [Member]
Property, Plant and Equipment, Gross	$ 14,450	$ 40,539